Income taxes - Schedule of Income before Income Tax, Domestic and Foreign (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
PRC mainland	¥ (25,489)		¥ 21,366
Non-PRC mainland	36,261		(22,200)
Profit/(Loss) before income taxes	¥ 10,772	$ 1,540	¥ (834)	¥ 70,137